Weighted Average Number of Equity Shares Used in Computing Earnings Per Equity Share (Detail) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of equity shares used in computing basic earnings per equity share	5,499,587,357	5,468,802,148	5,360,068,058
Effect of potential equity shares for stock options outstanding	23,890,989	36,990,405	53,585,896
Weighted average number of equity shares used in computing diluted earnings per equity share	5,523,478,346	5,505,792,553	5,413,653,954